Financial Instruments (Schedule of Type of Interest Borne by Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ (670,175)	$ (1,217,574)
Fixed interest rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	55,027	1,438,243
Financial liabilities	(586,334)
Financial assets (liabilities), net	(531,307)	1,438,243
Variable rate instruments [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	102,392
Financial liabilities		(239,876)
Financial assets (liabilities), net	$ 102,392	$ (239,876)